UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-21534
                                   ------------


                  AXP VARIABLE PORTFOLIO - SELECT SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    6/30
                         --------------

AXP(R) Variable Portfolio -
Core Equity Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   June 30, 2005

AXP Variable Portfolio - Core Equity Fund seeks to provide shareholders with long-term growth of capital.

This Fund is closed to new investors.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning IDS Life Variable Annuity Fund A or IDS Life Variable Annuity Fund B and allocating your purchase payments to the variable account investing in this Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

Table of Contents

Questions & Answers
   with Portfolio Management               3

Investments in Securities                  7

Financial Statements                      13

Notes to Financial Statements             16

Fund Expenses Example                     22

Proxy Voting                              23

CORPORATE REORGANIZATION

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors division. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express. On Aug. 1, 2005, American Express Financial Corporation and several of its companies, through which the products and services of the American Express Financial Advisors division are offered, changed their names in anticipation of their separation from American Express. American Express Financial Corporation, which currently provides investment management services for the American Express Funds, changed its name to Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Ameriprise Financial family of companies. Ameriprise Financial and American Express will be independent companies, with separate public ownership, boards of directors and management. No changes in the management or operations of the funds or in the services provided to the funds are anticipated in connection with the reorganization.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.

As part of a corporate reorganization, Ameriprise Financial will be introducing the RiverSourceSM brand which, with the approval of the American Express Funds' Boards of Directors, will replace "American Express" as the name of the fund family. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services to the funds. The transition to the RiverSource name, which began on Aug. 1, 2005, will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to shareholders.

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2 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT
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Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Performance Summary

Below, the Fund's portfolio managers, Bob Ewing and Nick Thakore, discuss AXP Variable Portfolio - Core Equity Fund's performance and positioning for the six months ended June 30, 2005.

Q: How did AXP Variable Portfolio - Core Equity Fund perform for the six months ended June 30, 2005?

A: AXP Variable Portfolio - Core Equity Fund rose 2.12% for the six months ended June 30, 2005. The Fund outperformed the Russell 1000(R) Index (Russell Index), the Fund's benchmark, which had a 0.11% return for the same period. The Fund also outperformed the Lipper Large-Cap Core Funds Index, the Fund's peer group, which declined 1.01% over the same time frame.

[BAR CHART]

                             PERFORMANCE COMPARISON
                  For the six-month period ended June 30, 2005

                         +2.12%       +0.11%    -1.01%

+2.12% = AXP Variable Portfolio - Core Equity Fund
+0.11% = Russell 1000(R) Index(1) (unmanaged)
-1.01% = Lipper Large-Cap Core Funds Index(2)

    The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The total returns shown do not reflect expenses that apply to the variable account or annuity contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919.

(1) The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the U.S. market.

(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The indices do not reflect the effects of expenses (excluding Lipper).

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3 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT
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Questions & Answers

Q:  What factors most significantly affected the Fund's performance?

A: Stock selection was the greatest overall contributor to performance over the six-month period. By design, this fund is primarily driven by stock selection. For the reporting period, telecommunication services and information technology were two broad sectors in which our stock selection excelled. Some stocks that benefited the Fund included Sprint (Utilities -- telephone), HCA (Health care services), Telewest Global (Telecom equipment & services), and Western Wireless (Cellular telecommunications). Our greater-than-Russell Index position in Nokia (Telecom equipment & services) was another positive contributor to performance.

SECTOR COMPOSITION

Percentage of portfolio assets at June 30, 2005

[PIE CHART]

Financials 17.9%
Information technology 16.0%
Consumer discretionary 12.5%
Health care 12.5%
Consumer staples 8.5%
Telecommunication services 7.3%
Energy 7.0%
Industrials 6.8%
Investment companies 4.1%
Materials 2.5%
Telecommunications 2.2%
Utilities 1.7%
Short-term securities 0.9%
U.S. government obligations & agencies 0.1%

    On the flipside, stock selection in the health care and energy sectors was weak. We were slightly underweight in both these broad sectors, but it really was a matter of owning the wrong stocks at the time. In health care, most of the detraction focused on Biogen Idec (Health care products) and Elan (Health care products). The companies were partnering on a promising multiple sclerosis drug that was found to have serious, insurmountable side-effects. Because of the problems with this drug, both stocks fell significantly during the period.

    In the energy sector, higher risk stocks performed best during the period. Since we were underweight in some of these volatile types of energy stocks in the Fund, our performance in this sector lagged the Russell Index.

    In the financial services sub-sector, we had a greater-than Russell Index position in Fannie Mae. The government put pressure on Fannie Mae to restate several years' earnings and is in the process of determining if a more powerful regulator is appropriate. These negative events impacted their stock price, and consequently hurt the Fund.

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4 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Questions & Answers

Q:  What changes did you make to the portfolio during the period?

A: Over the period, we continued to favor larger cap companies rather than smaller cap because we think larger companies are currently more attractive and also hold promise going forward.

    In terms of sector allocations, we increased the portfolio's discretionary, telecommunication services and energy positions. In the telecommunications sector, for example, we saw some very interesting valuation opportunities, as well as renewed consolidation activity.

    We also reduced the Fund's health care allocation because we think some of the themes we had emphasized have now played out. For example, we sold some hospital stocks after they performed well. We also reduced the Fund's position in the financials and industrials sectors.

Q:  How are you positioning the Fund  going forward?

A: Our overall positioning is somewhat cautious. We take a bottom up approach to investing, which means that the Fund is driven by stock selection. We look at factors in the economy and the markets, but generally from the context of how they may affect the companies in which we invest.

THE 10 LARGEST HOLDINGS

                                    Percent                 Value
                             (of portfolio assets)   (at June 30, 2005)
Sprint                                4.9%               $24,640,713
NTL                                   3.2                 16,181,671
Exxon Mobil                           2.2                 10,754,131
Pfizer                                1.9                  9,686,150
Bank of America                       1.9                  9,297,507
Citigroup                             1.8                  8,855,172
American Intl Group                   1.7                  8,625,816
Motorola                              1.5                  7,365,792
Altria Group                          1.4                  7,223,879
Nextel Communications Cl A            1.4                  7,198,443

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 21.9% of portfolio assets.

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5 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Questions & Answers

    Our portfolio management team is risk-conscious by nature. We continue to emphasize high quality stocks because at this point in the economic cycle they tend to deliver more stable earnings than lower quality stocks (e.g., those companies that are highly leveraged or have volatile earnings). We also appear to have higher cap holdings than most funds in our Lipper peer group and will also continue to have somewhat more conservative valuation metrics than our peers. But again, in the end, stock selection -- which takes price, earnings and valuations into account -- is the key to our success.

    What made the first half of this year so gratifying is that many of the stocks we picked performed well. We expect that there will always be stops and starts in the economy, but regardless, we spend considerable time researching the companies that we feel will perform the best in the end.

TOTAL RETURNS

at June 30, 2005

6 months*                                                                +2.12%
Since inception (9/10/04)                                                +9.20%

* Not annualized.

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6 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Investments in Securities

AXP Variable Portfolio - Core Equity Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (100.1%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (3.2%)
Boeing                                         44,372              $2,928,552
Empresa Brasileira de
  Aeronautica ADR                              40,896(c)            1,352,431
General Dynamics                                4,065                 445,280
Goodrich                                       39,729               1,627,300
Honeywell Intl                                 64,619               2,366,994
Lockheed Martin                                44,794               2,905,787
Northrop Grumman                               25,965               1,434,566
United Technologies                            52,901               2,716,466
Total                                                              15,777,376

Airlines (0.1%)
AMR                                            14,009(b)              169,649
Continental Airlines Cl B                       9,600(b)              127,488
JetBlue Airways                                14,547(b)              297,341
Total                                                                 594,478

Automotive & related (0.3%)
Ford Motor                                     27,547                 282,081
General Motors                                 20,985                 713,491
Genuine Parts                                   2,609                 107,204
Johnson Controls                                2,798                 157,611
Lear                                            8,361                 304,173
Total                                                               1,564,560

Banks and savings & loans (5.0%)
Bank of America                               203,848               9,297,507
Bank of New York                               34,517                 993,399
BankAtlantic Bancorp Cl A                      13,747                 260,506
Commerce Bancorp                               35,061               1,062,699
Fifth Third Bancorp                             1,427                  58,807
First Marblehead                               10,100(b)              354,106
ICICI Bank ADR                                 12,677(c)              276,992
PNC Financial Services Group                   30,235               1,646,598
Regions Financial                               7,596                 257,352
Sovereign Bancorp                              14,975                 334,542
State Street                                   11,103                 535,720
US Bancorp                                     51,543               1,505,056
Wachovia                                       66,157               3,281,387
Wells Fargo & Co                               74,283               4,574,347
Western Alliance Bancorp                          100(b)                2,540
Total                                                              24,441,558

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Beverages & tobacco (2.4%)
Altria Group                                  111,721              $7,223,879
Coca-Cola Enterprises                          13,760                 302,858
Fortune Brands                                  2,142                 190,210
PepsiCo                                        80,156               4,322,813
Total                                      12,039,760

Broker dealers (2.0%)
E*TRADE Financial                               4,500(b)               62,955
Franklin Resources                             31,983               2,462,051
Legg Mason                                      7,906                 823,094
Merrill Lynch & Co                             62,231               3,423,327
Morgan Stanley                                 61,564               3,230,263
Total                                                              10,001,690

Building materials & construction (0.2%)
American Standard Companies                     8,907                 373,381
Masco                                          14,255                 452,739
Total                                                                 826,120

Cable (4.1%)
Comcast Cl A                                   93,037(b)            2,856,236
Comcast Special Cl A                           33,770(b)            1,011,412
EchoStar Communications Cl A                   10,526                 317,359
NTL                                           236,505(b)           16,181,671
Total                                                              20,366,678

Cellular telecommunications (2.2%)
Millicom Intl Cellular                         30,180(b,c)            553,501
Nextel Communications Cl A                    222,793(b)            7,198,443
Nextel Partners Cl A                           25,008(b)              629,451
Telesystem Intl Wireless                      160,697(b,c)          2,510,087
Total                                                              10,891,482

Chemicals (0.9%)
Dow Chemical                                   62,853               2,798,844
Eastman Chemical                                5,999                 330,845
EI du Pont de Nemours & Co                     13,591                 584,549
Lyondell Chemical                              14,239                 376,194
RPM Intl                                        8,989                 164,139
Total                                                               4,254,571

See accompanying notes to investments in securities.

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7 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Issuer                                        Shares                  Value(a)

Computer hardware (3.6%)
Cisco Systems                                 207,107(b)           $3,957,815
Dell                                          169,951(b)            6,714,764
EMC                                           205,989(b)            2,824,109
Hewlett-Packard                               175,927               4,136,044
Sun Microsystems                               91,999(b)              343,156
Total                                                              17,975,888

Computer software & services (4.4%)
Accenture Cl A                                 21,693(b,c)            491,780
Adobe Systems                                   1,257                  35,975
Affiliated Computer Services Cl A              20,928(b)            1,069,421
Cadence Design Systems                         38,559(b)              526,716
Electronic Arts                                 7,475(b)              423,160
First Data                                      5,162                 207,203
Google Cl A                                     9,005(b)            2,648,821
Infosys Technologies ADR                        2,645(c)              204,908
Intl Business Machines                         45,066               3,343,897
Macromedia                                      4,205(b)              160,715
Mercury Interactive                            15,338(b)              588,366
Microsoft                                     233,516               5,800,537
Ness Technologies                              11,856(b,c)            125,911
Oracle                                        196,851(b)            2,598,433
Paychex                                        17,167                 558,614
Satyam Computer Services ADR                    7,509(c)              195,234
Siebel Systems                                 86,963(b)              773,971
Symantec                                       71,834(b)            1,561,671
VERITAS Software                               18,967(b)              462,795
Total                                                              21,778,128

Electronics (3.7%)
Analog Devices                                  8,825                 329,261
ASML Holding                                   43,093(b,c)            674,836
Broadcom Cl A                                  44,300(b)            1,573,093
Credence Systems                               22,780(b)              206,159
Cypress Semiconductor                          64,259(b)              809,021
Flextronics Intl                               70,295(b,c)            928,597
Freescale Semiconductor Cl A                  106,678(b)            2,241,305
Freescale Semiconductor Cl B                   46,823(b)              991,711
Harman Intl Inds                                  630                  51,257
Intel                                         216,937               5,653,377
Linear Technology                              15,500                 568,695
Maxim Integrated Products                       5,005                 191,241
MEMC Electronic Materials                      28,614(b)              451,243
Sanmina-SCI                                    70,399(b)              385,083
Solectron                                     138,921(b)              526,511
Texas Instruments                              61,326               1,721,421
Xerox                                          26,555(b)              366,193
Xilinx                                         20,642                 526,371
Total                                                              18,195,375

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Energy (6.1%)
Amerada Hess                                    5,866                $624,788
Anadarko Petroleum                             35,211               2,892,584
BP ADR                                         22,733(c)            1,418,085
Burlington Resources                            3,479                 192,180
Chevron                                        94,810               5,301,775
ConocoPhillips                                106,432               6,118,776
Devon Energy                                   12,269                 621,793
Exxon Mobil                                   187,126              10,754,131
Marathon Oil                                   10,871                 580,185
Newfield Exploration                           16,925(b)              675,138
Occidental Petroleum                            5,186                 398,959
Royal Dutch Petroleum                           7,087(c)              459,946
Total                                                              30,038,340

Energy equipment & services (1.0%)
Cooper Cameron                                  6,074(b)              376,892
GlobalSantaFe                                   9,526                 388,661
Halliburton                                    28,241               1,350,484
Schlumberger                                   15,831               1,202,206
Transocean                                     16,342(b)              881,978
Weatherford Intl                                9,967(b)              577,887
Total                                                               4,778,108

Finance companies (1.8%)
Citigroup                                     191,546               8,855,172
Natl Financial Partners                         6,545                 256,171
Total                                                               9,111,343

Financial services (5.0%)
Capital One Financial                          31,610               2,529,116
Countrywide Financial                         134,209               5,181,809
Fannie Mae                                     77,792               4,543,053
Freddie Mac                                    61,716               4,025,735
Investors Financial Services                   47,705               1,804,203
JPMorgan Chase & Co                           133,103               4,701,198
MBNA                                           54,384               1,422,685
Nomura Holdings                                28,800(c)              342,193
Total                                                              24,549,992

Food (1.5%)
General Mills                                  16,254                 760,525
HJ Heinz                                       10,982                 388,982
Kellogg                                        76,888               3,416,903
Sara Lee                                      137,336               2,720,626
Total                                                               7,287,036

Furniture & appliances (0.1%)
Leggett & Platt                                 6,949                 184,704
Tempur-Pedic Intl                              24,332(b)              539,684
Total                                                                 724,388

See accompanying notes to investments in securities.

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8 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT
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Common stocks (continued)
Issuer                                        Shares                  Value(a)

Health care products (9.7%)
Abbott Laboratories                            46,283              $2,268,330
Allergan                                        3,241                 276,263
Amgen                                          58,124(b)            3,514,177
Baxter Intl                                    62,394               2,314,817
Biogen Idec                                    31,631(b)            1,089,688
Boston Scientific                              12,359(b)              333,693
Bristol-Myers Squibb                           88,125               2,201,363
Eli Lilly & Co                                 16,727                 931,861
Genentech                                      26,803(b)            2,151,745
Gilead Sciences                                13,649(b)              600,420
GlaxoSmithKline ADR                            19,395(c)              940,851
Guidant                                        45,626               3,070,630
IVAX                                            7,938(b)              170,667
Johnson & Johnson                              92,446               6,008,990
Medco Health Solutions                         28,341(b)            1,512,276
MedImmune                                      12,647(b)              337,928
Medtronic                                      33,575               1,738,849
Merck & Co                                     57,622               1,774,758
Novartis ADR                                   44,741(c)            2,122,513
OSI Pharmaceuticals                             9,998(b)              408,618
Pfizer                                        351,202               9,686,150
Roche Holding                                   8,808(c)            1,111,454
Schering-Plough                                84,931               1,618,785
Wyeth                                          46,327               2,061,552
Total                                                              48,246,378

Health care services (2.8%)
Aetna                                           7,329                 606,988
AmerisourceBergen                               9,260                 640,329
Cardinal Health                                41,056               2,364,004
Caremark Rx                                     7,655(b)              340,801
Community Health Systems                        6,265(b)              236,754
HCA                                            88,825               5,033,713
HealthSouth                                   107,062(b)              599,547
Hospira                                        13,220(b)              515,580
Magellan Health Services                       23,158(b)              817,709
McKesson                                       20,769                 930,244
Tenet Healthcare                               13,850(b)              169,524
UnitedHealth Group                             30,991               1,615,871
WellPoint                                       2,174(b)              151,397
Total                                                              14,022,461

Home building (0.1%)
Centex                                          1,830                 129,326
Pulte Homes                                     1,877                 158,137
Total                                                                 287,463

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Household products (4.2%)
Avon Products                                  59,152              $2,238,903
Colgate-Palmolive                              40,027               1,997,748
Estee Lauder                                   10,083                 394,548
Gillette                                      109,822               5,560,288
Procter & Gamble                              117,203               6,182,458
Spectrum Brands                               127,482(b)            4,206,906
Total                                                              20,580,851

Industrial transportation (0.1%)
Burlington Northern Santa Fe                    5,435                 255,880
Norfolk Southern                                8,078                 250,095
Total                                                                 505,975

Insurance (3.8%)
ACE                                            80,423(c)            3,606,971
AFLAC                                          16,122                 697,760
Allstate                                        9,039                 540,080
American Intl Group                           148,465               8,625,816
Assurant                                        6,880                 248,368
Chubb                                          24,884               2,130,319
CIGNA                                           5,489                 587,488
Endurance Specialty Holdings                   11,683(c)              441,851
First American                                  8,864                 355,801
Hartford Financial Services Group               8,123                 607,438
Montpelier Re Holdings                          3,931(c)              135,934
State Auto Financial                           20,288                 629,740
United America Indemnity Cl A                  10,414(b,c)            179,017
Total                                                              18,786,583

Investment companies (4.2%)
Consumer Discretionary Select
  Sector SPDR Fund                             48,077               1,575,964
Energy Select Sector SPDR Fund                 92,232               4,101,558
Health Care Select Sector
  SPDR Fund                                    89,371               2,769,607
Industrial Select Sector SPDR Fund             94,324               2,771,239
iShares Dow Jones US Healthcare
  Sector Index Fund                            45,902               2,810,120
Materials Select Sector
  SPDR Trust                                  107,637               2,921,268
Utilities Select Sector SPDR Fund             112,716               3,558,444
Total                                                              20,508,200

Leisure time & entertainment (1.6%)
Cendant                                       227,925               5,098,682
Harley-Davidson                                 4,255                 211,048
Mattel                                         16,807                 307,568
Viacom Cl B                                    74,632               2,389,717
Total                                                               8,007,015

See accompanying notes to investments in securities.

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9 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT
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Common stocks (continued)
Issuer                                        Shares                  Value(a)

Lodging & gaming (0.1%)
GTECH Holdings                                 10,590                $309,652

Machinery (0.4%)
Caterpillar                                    10,168                 969,112
Illinois Tool Works                             7,686                 612,420
Ingersoll-Rand Cl A                             3,879(c)              276,767
Total                                                               1,858,299

Media (2.8%)
Clear Channel Communications                    8,140                 251,770
eBay                                           18,720(b)              617,947
EW Scripps Cl A                                 4,111                 200,617
Gannett                                         3,948                 280,821
Liberty Global                                 12,650(b)              590,376
Liberty Media Cl A                            155,142(b)            1,580,897
McGraw-Hill Companies                           5,580                 246,915
News Corp Cl A                                 39,002                 631,052
Omnicom Group                                   2,722                 217,379
Reader's Digest Assn                           11,035                 182,078
Time Warner                                   116,586(b)            1,948,152
Tribune                                        23,463                 825,428
Univision Communications Cl A                   4,764(b)              131,248
Vivendi Universal ADR                         114,648(c)            3,591,922
Walt Disney                                    70,222               1,768,190
Yahoo!                                         21,000(b)              727,650
Total                                                              13,792,442

Metals (0.2%)
Alcan                                          10,310(c)              309,300
Alcoa                                          25,647                 670,156
Kinross Gold                                   40,997(b,c)            250,082
Total                                                               1,229,538

Multi-industry (3.1%)
3M                                              8,787                 635,300
Career Education                                5,075(b)              185,796
Emerson Electric                                6,311                 395,258
General Electric                              197,311               6,836,826
ITT Inds                                        2,860                 279,222
Manpower                                        3,411                 135,690
Monsanto                                       18,204               1,144,485
Sony                                           15,800(c)              544,238
Tyco Intl                                     176,467(c)            5,152,836
Total                                                              15,309,651

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Paper & packaging (0.6%)
Avery Dennison                                  6,595                $349,271
Bowater                                        16,493                 533,878
Intl Paper                                     24,160                 729,874
Temple-Inland                                  18,719                 695,411
Weyerhaeuser                                    7,843                 499,207
Total                                                               2,807,641

Precious metals (0.7%)
Barrick Gold                                   23,040(c)              576,691
Coeur d'Alene Mines                           292,614(b)            1,062,188
Glamis Gold                                    16,066(b,c)            276,496
Harmony Gold Mining ADR                        36,860(c)              315,522
Newmont Mining                                 25,563                 997,724
Stillwater Mining                              21,240(b)              157,601
Total                                                               3,386,222

Real estate investment trust (0.5%)
Apartment Investment &
  Management Cl A                              10,379                 424,709
Equity Office Properties Trust                 32,139               1,063,801
HomeBanc                                      106,845                 971,221
Total                                                               2,459,731

Restaurants (0.1%)
Applebee's Intl                                10,529                 278,913

Retail -- drugstores (0.4%)
CVS                                            71,109               2,067,139

Retail -- general (3.3%)
AutoZone                                        1,039(b)               96,066
Bed Bath & Beyond                               3,038(b)              126,928
Dollar General                                  9,880                 201,157
Federated Dept Stores                          10,765                 788,859
Gap                                            16,533                 326,527
Home Depot                                     52,497               2,042,133
JC Penney                                      20,983               1,103,286
Kohl's                                         23,671(b)            1,323,446
Lowe's Companies                               11,054                 643,564
PETCO Animal Supplies                          20,048(b)              587,807
Staples                                        11,720                 249,870
Target                                         34,318               1,867,242
Wal-Mart Stores                               141,429               6,816,878
Total                                                              16,173,763

Retail -- grocery (0.1%)
Safeway                                        17,822                 402,599

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Issuer                                        Shares                  Value(a)

Telecom equipment & services (4.4%)
CIENA                                         219,627(b)             $459,020
Corning                                        30,642(b)              509,270
Hutchison Telecommunications
  Intl ADR                                     62,042(b,c)            926,907
Motorola                                      403,384               7,365,792
Nokia ADR                                     218,601(c)            3,637,521
Orascom Telecom                                29,634(c)            1,490,294
Qwest Communications Intl                     213,013(b)              790,278
Telewest Global                               199,874(b,c)          4,553,130
Vodafone Group ADR                             87,899(c)            2,137,704
Total                                                              21,869,916

Textiles & apparel (0.1%)
Coach                                           4,704(b)              157,913
Nike Cl B                                       4,074                 352,809
Total                                                                 510,722

Utilities -- electric (1.6%)
Dominion Resources                             24,977               1,833,062
Duke Energy                                    13,964                 415,150
Entergy                                        13,680               1,033,524
Exelon                                         36,450               1,870,978
FPL Group                                      12,286                 516,749
PPL                                             8,824                 523,969
Southern                                       38,758               1,343,740
TXU                                             3,187                 264,808
Xcel Energy                                    16,100                 314,272
Total                                                               8,116,252

Utilities -- natural gas (0.1%)
ONEOK                                          15,581                 508,720

Utilities -- telephone (7.4%)
ALLTEL                                         35,988               2,241,333
BellSouth                                      60,038               1,595,210
Citizens Communications                        12,738                 171,199
KT ADR                                         20,654(c)              444,061
MCI                                           178,557               4,590,700
SBC Communications                             69,500               1,650,625
Sprint                                        982,093              24,640,713
Verizon Communications                         34,315               1,185,583
Total                                                              36,519,424

Total common stocks
(Cost: $464,736,958)                                             $493,742,421

Bond (0.1%)
Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

U.S. government obligation & agency
U.S. Treasury
   05-15-16               7.25%              $250,000                $320,127

Total bond
(Cost: $240,313)                                                     $320,127

Short-term security (0.9%)
Issuer                 Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Commercial paper
UBS Finance (Delaware) LLC
   07-01-05               3.39%             4,200,000              $4,199,604

Total short-term security
(Cost: $4,200,000)                                                 $4,199,604

Total investments in securities
(Cost: $469,177,271)(d)                                          $498,262,152

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 8.6% of net assets.

(d) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $469,177,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                               $ 40,947,000
      Unrealized depreciation                                (11,862,000)
                                                             -----------
      Net unrealized appreciation                           $ 29,085,000
                                                            ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
12 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Variable Portfolio - Core Equity Fund

June 30, 2005 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $469,177,271)                                                                      $498,262,152
Cash in bank on demand deposit                                                                                4,020
Foreign currency holdings (identified cost $5,803) (Note 1)                                                   5,694
Dividends and accrued interest receivable                                                                   548,216
Receivable for investment securities sold                                                                 4,998,156
                                                                                                          ---------
Total assets                                                                                            503,818,238
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                         1,818,286
Payable for investment securities purchased                                                               8,627,963
Accrued investment management services fee                                                                  164,111
Other accrued expenses                                                                                       31,064
                                                                                                             ------
Total liabilities                                                                                        10,641,424
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $493,176,814
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    458,585
Additional paid-in capital                                                                              425,046,267
Undistributed net investment income                                                                             569
Accumulated net realized gain (loss)                                                                     38,586,621
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    29,084,772
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $493,176,814
                                                                                                       ============
Shares outstanding                                                                                       45,858,503
                                                                                                         ----------
Net asset value per share of outstanding capital stock                                                 $      10.75
                                                                                                       ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Statement of operations
AXP Variable Portfolio - Core Equity Fund

Six months ended June 30, 2005 (Unaudited)
Investment income
Income:
Dividends                                                                                              $  4,517,209
Interest                                                                                                    144,788
   Less foreign taxes withheld                                                                              (54,547)
                                                                                                            -------
Total income                                                                                              4,607,450
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        1,000,044
Compensation of board members                                                                                 6,257
Custodian fees                                                                                               76,474
Printing and postage                                                                                         21,888
Audit fees                                                                                                   10,500
Other                                                                                                         3,139
                                                                                                              -----
Total expenses                                                                                            1,118,302
   Expenses waived/reimbursed by Ameriprise Financial
   (formerly AEFC) (Note 2)                                                                                (118,257)
                                                                                                           --------
                                                                                                          1,000,045
   Earnings credits on cash balances (Note 2)                                                                  (717)
                                                                                                               ----
Total net expenses                                                                                          999,328
                                                                                                            -------
Investment income (loss) -- net                                                                           3,608,122
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        39,426,729
   Foreign currency transactions                                                                               (570)
                                                                                                               ----
Net realized gain (loss) on investments                                                                  39,426,159
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   (33,080,103)
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                     6,346,056
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                        $  9,954,178
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Variable Portfolio - Core Equity Fund

                                                           June 30, 2005     Jan. 1, 2004 to   Sept. 11, 2004 to    Dec. 31, 2004
                                                         Six months ended    Sept. 10, 2004      Dec. 31, 2004       Year ended
                                                            (Unaudited)      (Notes 1 and 6)
Operations and distributions
Investment income (loss) -- net                             $  3,608,122      $    244,197        $  2,735,792      $  2,979,989
Net realized gain (loss) on investments                       39,426,159        18,559,874             570,113        19,129,987
Net change in unrealized appreciation
   (depreciation) on investments
   and on translation of assets and
   liabilities in foreign currencies                         (33,080,103)      (23,087,576)         31,410,421         8,322,845
                                                             -----------       -----------          ----------         ---------
Net increase (decrease) in net assets
   resulting from operations                                   9,954,178        (4,283,505)         34,716,326        30,432,821
                                                               ---------        ----------          ----------        ----------
Distributions to shareholders from:
   Net investment income                                      (3,607,553)               --          (2,735,815)       (2,735,815)
   Net realized gain                                          (1,409,628)               --                  --                --
                                                               ---------        ----------          ----------        ----------
Total distributions                                           (5,017,181)               --          (2,735,815)       (2,735,815)
                                                              ----------        ----------          ----------        ----------
Contract transactions/Capital share transactions (Note 4)
Net contract purchase payments                                        --           744,270                  --           744,270
Repayment of temporary withdrawls                                     --                61                  --                61
Net transfers from (to) fixed annuities                               --        (1,393,875)                 --        (1,393,875)
Actuarial adjustment for mortality assurance
   on annuities in payment period                                     --          (171,010)                 --          (171,010)
Contract termination payments and
   temporary withdrawals                                              --       (35,384,719)                 --       (35,384,719)
Annuity payments                                                      --          (962,172)                 --          (962,172)
Proceeds from sales                                              253,530                --             175,170           175,170
Separate account merger (Note 6)                                      --       225,874,373                  --       225,874,373
Reinvestment of distributions at net asset value               3,916,807                --           2,017,903         2,017,903
Payments for redemptions                                     (44,441,117)               --         (27,544,467)      (27,544,467)
                                                              ----------        ----------          ----------        ----------
Increase (decrease) in net assets from
   capital share transactions                                (40,270,780)      188,706,928         (25,351,394)      163,355,534
                                                              ----------        ----------          ----------        ----------
Total increase (decrease) in net assets                      (35,333,783)      184,423,423           6,629,117       191,052,540
Net assets at beginning of period                            528,510,597       337,458,057         521,881,480       337,458,057
                                                              ----------        ----------          ----------        ----------
Net assets at end of period                                 $493,176,814      $521,881,480        $528,510,597      $528,510,597
                                                            ============      ============        ============      ============
Undistributed net investment income                         $        569      $         --        $         --      $         --
                                                            ------------      ------------        ------------      ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Variable Portfolio - Core Equity Fund

(Unaudited as to June 30, 2005)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Variable Portfolio - Select Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Variable Portfolio - Select Series, Inc. has 100 billion authorized shares of capital stock. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks.

You may not buy (nor will you own) shares of the Fund directly. You invest by owning an annuity contract and allocating your purchase payments to the variable account that invests in the Fund.

Effective Sept. 10, 2004, IDS Life Variable Annuity Fund A (Fund A) and IDS Life Variable Annuity Fund B (Fund B) transferred their net assets in a tax free exchange for shares of the newly created AXP Variable Portfolio - Core Equity Fund (the Fund). Concurrent with this tax free exchange, the former Funds A and B were restructured as unit investment trusts that invest in shares of the Fund. For accounting and financial statement purposes, Fund B is the accounting survivor. Prior to the tax free exchange, Fund A and Fund B operated as diversified, open end management investment companies and were segregated asset accounts of IDS Life Insurance Company.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an

--------------------------------------------------------------------------------
16 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2005, foreign currency holdings were entirely comprised of Japanese yens.

--------------------------------------------------------------------------------
17 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the variable accounts. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends

At June 30, 2005, dividends declared for the Fund payable July 1, 2005 are $0.04 per share.

Distributions to the variable accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
18 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

2. EXPENSES

The Fund has an agreement with Ameriprise Financial to manage its portfolio. Under an Investment Management Services Agreement, Ameriprise Financial (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

For the six months ended June 30, 2005, Ameriprise Financial and its affiliates waived certain fees and expenses to 0.40%. In addition, Ameriprise Financial and its affiliates have agreed to extend the waiver of certain fees and expenses through Sept. 30, 2005. It is expected that a new agreement to waive certain fees and expenses will be effective on Oct. 1, 2005 until June 30, 2006, such that net expenses will not exceed 0.40% of the Fund's average daily net assets.

During the six months ended June 30, 2005, the Fund's custodian fees were reduced by $717 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $335,865,585 and $370,978,493, respectively, for the six months ended June 30, 2005. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE/ACCUMULATION UNIT TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                  Six months ended June 30, 2005

Sold                                                             23,968
Issued for reinvested distributions                             375,454
Redeemed                                                     (4,218,366)
                                                             ----------
Net increase (decrease)                                      (3,818,944)
                                                             ----------

                                                      For the period from
                                               Sept. 10, 2004* to Dec. 31, 2004

Sold                                                             17,735
Reorganization                                               52,188,148
Issued for reinvested distributions                             197,521
Redeemed                                                     (2,725,957)
                                                             ----------
Net increase (decrease)                                      49,677,447
                                                             ----------

* Date the Fund became available.

The changes in number of outstanding units applicable to contracts in the accumulation period for Fund B were as follows:

                                                           Jan. 1, 2004 to
                                                           Sept. 10, 2004

Units outstanding at beginning of period                     11,494,024
Additions for contracts purchase payments and repayments         26,250
Net transfers from (to) fixed account                           (49,945)
Deductions for contract terminations and withdrawals         (1,255,218)
                                                             ----------
Units outstanding at end of period                           10,215,111
                                                             ----------

--------------------------------------------------------------------------------
19 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2005.

6. REORGANIZATION

At the close of business on Sept. 10, 2004, the Fund began operations and Fund A and Fund B transferred their net assets to the Fund in a tax free exchange for shares of the Fund.

The net assets of the Fund immediately after the transfer of assets was $521,881,480.

Fund A and Fund B's net assets at the reorganization date were as follows and include the following amounts of unrealized appreciation.

                              Total net assets     Unrealized appreciation
Fund A                         $225,874,373              $13,100,355
Fund B                          296,007,107               17,654,099

In exchange for the net assets, the Fund issued 22,587,437 shares to the Fund A unit investment trust and 29,600,711 shares to the Fund B unit investment trust.

--------------------------------------------------------------------------------
20 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The table below shows certain important information for evaluating the Fund's results. On Sept. 10, 2004, the Fund acquired the assets of Fund A and Fund B, which were segregated asset accounts. For accounting and financial statement purposes, Fund B is the accounting survivor. The Sept. 10, 2004 to June 30, 2005 information below relates to AXP Variable Portfolio - Core Equity Fund. The information prior to Sept. 10, 2004 relates to Fund B and is derived from its financial statements.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                         2005(j)            2004(b)    2004(c)     2004(d)    2003      2002      2001
Net asset value, beginning of period                $10.64             $10.00     $10.14      $10.14     $ 7.96    $10.53    $13.17
                                                    ------             ------     ------      ------     ------    ------    ------
Income from investment operations:
Net investment income (loss)                           .08                .05        .01         .06        .01      (.01)     (.05)
Net gains (losses) (both realized and unrealized)      .14                .64       (.15)        .49       2.17     (2.56)    (2.59)
                                                    ------             ------     ------      ------     ------    ------    ------
Total from investment operations                       .22                .69       (.14)        .55       2.18     (2.57)    (2.64)
                                                    ------             ------     ------      ------     ------    ------    ------
Less distributions:
Dividends from net investment income                  (.08)              (.05)        --        (.05)        --        --        --
Distributions from realized gains                     (.03)                --         --          --         --        --        --
                                                    ------             ------     ------      ------     ------    ------    ------
Total distributions                                   (.11)              (.05)        --        (.05)        --        --        --
                                                    ------             ------     ------      ------     ------    ------    ------
Net asset value, end of period                      $10.75             $10.64     $10.00      $10.64     $10.14    $ 7.96    $10.53
                                                    ------             ------     ------      ------     ------    ------    ------
Ratios/supplemental data
Net assets, end of period (in millions)               $493               $529       $296        $529       $337      $314      $512
Ratio of expenses to average daily net assets(e)      .40%(f),(g),(h)    .40%(g)   1.40%(g)     .99%      1.40%     1.40%     1.40%
Ratio of net investment income (loss)
   to average daily net assets                       1.44%(g)           1.73%(g)    .11%(g)     .79%       .08%     (.17%)    (.43%)
Portfolio turnover rate (excluding
   short-term securities)                              68%                45%        77%        135%       104%      187%       74%
Total return(e)                                      2.12%(i)           6.95%(i)  (1.38%)(i)   5.42%     27.45%   (24.47%)  (20.03%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)  For the period from Jan. 1, 2004 to Sept. 10, 2004.

(d)  For the period from Jan. 1, 2004 to Dec. 31, 2004.

(e) The total return and ratio of expenses for the Fund included management fee only for the period ended June 30, 2005 and for the period from Sept. 10, 2004 to Dec. 31, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.

(f) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses would have been 0.45% for the six months ended June 30, 2005.

(g)  Adjusted to an annual basis.

(h) Expense ratio is based on the total expense of the Fund before reduction of earnings credits on cash balances.

(i)  Not annualized.

(j)  Six months ended June 30, 2005 (Unaudited).

--------------------------------------------------------------------------------
21 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by owning IDS Life Variable Annuity Fund A or IDS Life Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received by the authorized insurance company.

As a contract owner investing in the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the variable account or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts. In addition, if the expenses that apply to the variable account or the contract were included, your costs would have been higher.

--------------------------------------------------------------------------------
22 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

                                               Beginning             Ending           Expenses
                                              account value       account value     paid during       Annualized
                                              Jan. 1, 2005        June 30, 2005     the period(a)    expense ratio
Actual(b)                                        $1,000             $1,021.20           $2.00            .40%
Hypothetical (5% return before expenses)         $1,000             $1,022.81           $2.01            .40%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Based on the actual return of +2.12% for the six months ended June 30, 2005.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website www.ameriprise.com; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on www.ameriprise.com or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at
(612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
23 -- AXP VARIABLE PORTFOLIO - CORE EQUITY FUND -- 2005 SEMIANNUAL REPORT

American Express Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by IDS Life Insurance Company. Member NASD. American Express Company is separate from IDS Life Insurance Company and is not a broker-dealer. Insurance and annuities are issued by IDS Life Insurance Company.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Variable Portfolio - Select Series, Inc.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 1, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 1, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 1, 2005